Financial Risk Management - Maximum Credit Exposure (Detail) - KRW (₩)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Maximum credit exposure	₩ 5,074,338,000,000	₩ 5,800,423,000,000
Cash and cash equivalents [Member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,454,773,000,000	1,882,093,000,000
Financial instruments [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	295,309,000,000	237,605,000,000
Available- for-sale financial assets [Member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	0	900,000,000
Accounts receivable - trade [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,990,849,000,000	1,984,772,000,000
Contract assets [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	129,771,000,000	132,221,000,000
Loans and receivables [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	1,055,102,000,000	1,241,672,000,000
Derivatives hedging instrument [member]
Disclosure of credit risk exposure [line items]
Maximum credit exposure	₩ 148,534,000,000	₩ 321,160,000,000